UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, New York 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 326-3597

Date of fiscal year end:        December 31, 2011

Date of reporting period:       December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
Value Fund, Inc.

Annual Report
December 31, 2011

CONTENTS

Portfolio Summary	1

Summary Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Report of Independent Registered Public Accounting Firm	14

Tax Information	15

Additional Information Regarding the Fund’s Directors and Corporate Officers	16

Description of Dividend Reinvestment Plan	19

Proxy Voting and Portfolio Holdings Information	21

Privacy Policy Notice	22

Summary of General Information	25

Stockholder Information	25

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of December 31, 2011 (unaudited)

SECTOR ALLOCATION
Sector	Percent of Net Assets
Closed-End Funds	30.6
Information Technology	12.1
Energy	8.4
Consumer Staples	7.0
Healthcare	6.4
Consumer Discretionary	6.2
Financials	5.2
Industrials	5.0
Telecommunication Services	2.5
Utilities	1.9
Materials	1.6
Other	13.1

TOP TEN HOLDINGS, BY ISSUER
	Holding	Sector	Percent of Net Assets
1.	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	Closed-End Funds	3.9
2.	Apple, Inc.	Information Technology	3.6
3.	Exxon Mobill Corporation	Energy	3.6
4.	Eaton Vance Tax-Managed Diversified Equity Income Fund	Closed-End Funds	3.4
5.	Eaton Vance Risk-Managed Diversified Equity Income Fund	Closed-End Funds	3.0
6.	Microsoft Corporation	Information Technology	2.6
7.	Wal-Mart Stores, Inc.	Consumer Staples	2.0
8.	Chevron Corporation	Energy	1.9
9.	Google, Inc. - Class A	Information Technology	1.8
10.	Eaton Vance Enhanced Equity Income Fund II	Closed-End Funds	1.8

Cornerstone Strategic Value Fund, Inc. Summary Schedule of Investments – December 31, 2011

Description	No. of Shares	Value
EQUITY SECURITIES – 86.92%
CLOSED-END FUNDS – 30.57%
CONVERTIBLE SECURITIES – 0.54%
Other Convertible Securities (a)		$474,060

CORE – 0.31%
Other Core (a)		275,548

CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED – 2.30%
AllianceBernstein Income Fund	155,160	1,252,141
Federated Enhanced Treasury Income Fund	47,044	675,081
Other Corporate Debt Funds Investment Grade-Rated (a)		101,322
		2,028,544
DEVELOPED MARKET – 0.38%
Total Developed Market (a)		338,717

EMERGING MARKETS – 0.19%
Other Emerging Markets (a)		167,187

FLEXIBLE INCOME – 0.50%
Zweig Total Return Fund, Inc. (The)	145,657	441,341

GENERAL BOND – 0.35%
Total General Bond (a)		311,240

GLOBAL – 0.48%
Other Global (a)		426,252

GLOBAL INCOME – 0.17%
Total Global Income (a)		147,342

Description	No. of Shares	Value
CLOSED-END FUNDS – (continued)
LOAN PARTICIPATION – 1.26%
Other Loan Participation (a)		$1,106,672

OPTION ARBITRAGE/OPTIONS STRATEGIES – 21.43%
BlackRock Enhanced Capital & Income Fund, Inc.	52,048	640,190
BlackRock Enhanced Equity Dividend Trust	127,740	903,122
BlackRock International Growth & Income Trust	105,800	757,528
Eaton Vance Enhanced Equity Income Fund	102,000	1,038,360
Eaton Vance Enhanced Equity Income Fund II	152,300	1,554,983
Eaton Vance Risk-Managed Diversified Equity Income Fund	254,748	2,662,117
Eaton Vance Tax-Managed Buy-Write Income Fund	74,563	957,389
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	95,600	1,120,432
Eaton Vance Tax-Managed Diversified Equity Income Fund	334,608	2,967,973
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	106,866	1,098,582
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	413,226	3,409,115
ING Global Equity Dividend and Premium Opportunity Fund	82,389	711,841
Other Option Arbitrage/Options Strategies (a)		1,057,446
		18,879,078

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Summary Schedule of Investments – December 31, 2011 (continued)

Description	No. of Shares	Value
CLOSED-END FUNDS – 30.57% (continued)
PACIFIC EX JAPAN – 1.00%
Morgan Stanley China A Share Fund, Inc.	45,347	$877,464

SECTOR EQUITY – 1.66%
BlackRock EcoSolutions Investment Trust	63,511	496,656
BlackRock Real Asset Equity Trust	43,333	462,363
Other Sector Equity (a)		504,771
		1,463,790

TOTAL CLOSED-END FUNDS		26,937,235

CONSUMER DISCRETIONARY – 6.20%
Comcast Corporation - Class A	20,655	489,730
Home Depot, Inc. (The)	12,600	529,704
McDonald's Corporation	11,400	1,143,762
Target Corporation	8,800	450,736
TJX Companies, Inc. (The)	7,000	451,850
Yum! Brands, Inc.	9,000	531,090
Other Consumer Discretionary (a)		1,867,687
		5,464,559
CONSUMER STAPLES – 6.95%
Altria Group, Inc.	20,800	616,720
Coca-Cola Company (The)	13,500	944,595
Philip Morris International, Inc.	13,400	1,051,632
Wal-Mart Stores, Inc.	29,700	1,774,872
Other Consumer Staples (a)		1,733,984
		6,121,803
ENERGY – 8.40%
Chevron Corporation	15,732	1,673,885
ConocoPhillips	14,974	1,091,156

Description	No. of Shares	Value
ENERGY – (continued)
Exxon Mobil Corporation	36,936	$3,130,695
Occidental Petroleum Corporation	5,800	543,460
Other Energy (a)		966,345
		7,405,541
FINANCIALS – 5.21%
JPMorgan Chase & Co.	30,132	1,001,889
Wells Fargo & Company	40,800	1,124,448
Other Financials (a)		2,461,092
		4,587,429
HEALTH CARE – 6.41%
Abbott Laboratories	13,200	742,236
Amgen, Inc.	7,800	500,838
Bristol-Myers Squibb Company	19,000	669,560
Merck & Company, Inc.	22,267	839,466
UnitedHealth Group, Inc.	11,000	557,480
Other Health Care (a)		2,337,486
		5,647,066
INDUSTRIALS – 4.98%
Caterpillar, Inc.	5,300	480,180
Deere & Company	6,500	502,775
Other Industrials (a)		3,401,734
		4,384,689
INFORMATION TECHNOLOGY – 12.10%
Apple, Inc. *	7,900	3,199,500
Google, Inc. - Class A *	2,500	1,614,750
Intel Corporation	39,500	957,875
International Business Machines Corporation	8,100	1,489,428
Microsoft Corporation	87,800	2,279,288
Oracle Corporation	35,272	904,727
Other Information Technology (a)		219,450
		10,665,018

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Summary Schedule of Investments – December 31, 2011 (concluded)

Description	No. of Shares	Value
MATERIALS – 1.64%
Praxair, Inc.	4,500	$481,050
Other Materials (a)		963,730
		1,444,780
REAL ESTATE INVESTMENT TRUST – 0.00%
Total Real Estate Investment Trust (a)		1,805

TELECOMMUNICATION SERVICES – 2.53%
AT&T, Inc.	47,039	1,422,459
Verizon Communications, Inc.	20,000	802,400
		2,224,859
UTILITIES – 1.93%
Other Utilities (a)		1,703,620

TOTAL EQUITY SECURITIES
(cost - $67,585,449)		76,588,404

Description	No. of Shares	Value
SHORT-TERM INVESTMENT – 20.45%
MONEY MARKET FUND – 20.45%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $18,014,247)	18,014,247	$18,014,247

TOTAL INVESTMENTS – 107.37%
(cost - $85,599,696)		94,602,651

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.37)%		(6,491,892)

NET ASSETS – 100.00%		$88,110,759

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2011.

*	Non-income producing security.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – December 31, 2011

ASSETS
Investments, at value (cost – $85,599,696)	$94,602,651
Cash	19,769
Receivables:
Investment sold	47,201
Dividends	83,301
Prepaid expenses	1,340
Total Assets	94,754,262

LIABILITIES
Payables:
Securities purchased	6,453,183
Investment management fees	51,532
Directors' fees	27,525
Administration fees	5,399
Accounting fees	3,805
Other accrued expenses	102,059
Total Liabilities	6,643,503

NET ASSETS (applicable to 14,370,683 shares of common shares of beneficial interest)	$88,110,759

NET ASSET VALUE PER SHARE ($88,110,759 ÷ 14,370,683)	$6.13

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 14,370,683 shares issued and outstanding (100,000,000 shares authorized)	$14,371
Paid-in capital	82,813,279
Accumulated net realized loss on investments	(3,719,846)
Net unrealized appreciation in value of investments	9,002,955
Net assets applicable to shares outstanding	$88,110,759

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Year Ended December 31, 2011

INVESTMENT INCOME
Income:
Dividends from investments	$1,514,992

Expenses:
Investment management fees	598,937
Directors' fees	101,700
Administration fees	59,893
Legal and audit fees	47,170
Accounting fees	42,157
Printing	32,898
Transfer agent fees	18,428
Custodian fees	9,820
Insurance	7,795
Stock exchange listing fees	7,278
Miscellaneous	3,800
Total Expenses	929,876
Net Investment Income	585,116

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	477,161
Capital gain distributions from regulated investment companies	20,172
Net change in unrealized appreciation in value of investments	60,034
Net realized and unrealized gain on investments	557,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,142,483

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Changes in Net Assets

	For the Years Ended December 31,
	2011	2010

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$585,116	$409,189
Net realized gain from investments	497,333	59,555
Net change in unrealized appreciation/(depreciation) in value of investments	60,034	5,307,753

Net increase in net assets resulting from operations	1,142,483	5,776,497

Dividends and distributions to stockholders:
Net investment income	(1,082,449)	(468,744)
Return-of-capital	(12,048,205)	(11,304,528)

Total dividends and distributions to stockholders	(13,130,654)	(11,773,272)

Common stock transactions:
Proceeds from rights offering of 5,734,886 and 1,433,827 shares of newly issued common stock, respectively	34,925,455	11,812,869
Offering expenses associated with rights offering	(159,227)	(90,887)
Proceeds from 124,384 and 108,178 shares newly issued in reinvestment of dividends and distributions, respectively	1,067,013	1,093,718

Net increase in net assets from capital stock transactions	35,833,241	12,815,700

Total increase in net assets	23,845,070	6,818,925

NET ASSETS
Beginning of year	64,265,689	57,446,764
End of year	$88,110,759	$64,265,689

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,*
	2011	2010	2009	2008	2007
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year	$7.55	$8.24	$8.71	$18.12	$21.28
Net investment income #	0.07	0.06	0.06	0.15	0.16
Net realized and unrealized gain/(loss) on investments	(0.04)	0.76	1.52	(5.55)	0.96
Net increase/(decrease) in net assets resulting from operations	0.03	0.82	1.58	(5.40)	1.12

Dividends and distributions to shareholders:
Net investment income	(0.13)	(0.07)	(0.06)	(0.15)	(0.16)
Net realized capital gains	—	—	—	—	(1.32)
Return-of-capital	(1.40)	(1.61)	(2.03)	(4.01)	(3.00)
Total dividends and distributions to shareholders	(1.53)	(1.68)	(2.09)	(4.16)	(4.48)

Capital stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.05	0.13	—	—	—
Reinvestment of dividends and distributions	0.03	0.04	0.04	0.15	0.20
Total anti-dilutive effect due to shares issued	0.08	0.17	0.04	0.15	0.20

Net asset value, end of year	$6.13	$7.55	$8.24	$8.71	$18.12
Market value, end of year	$6.59	$8.84	$11.61	$7.62	$20.20
Total investment return (a)	(11.11)%	(10.19)%	89.55%	(49.92)%	(29.04)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$88,111	$64,266	$57,447	$59,510	$120,268
Ratio of expenses to average net assets, net of fee waivers, if any (b)(c)	1.55%	1.73%	1.80%	1.40%	1.23%
Ratio of expenses to average net assets, excluding fee waivers, if any (c)(d)	1.55%	1.74%	2.01%	1.54%	1.35%
Ratio of expenses to average net assets, net of fee waivers, if any (c)(d)	1.55%	1.74%	1.95%	1.44%	1.25%
Ratio of net investment income to average net assets	0.98%	0.77%	0.79%	1.08%	0.86%
Portfolio turnover rate	38.08%	25.28%	10.81%	13.24%	10.38%

*	Effective December 23, 2008, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.
#	Based on average shares outstanding.
(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses are net of fees paid indirectly.
(c)	Expenses do not include expenses of investments companies in which the Fund invests.
(d)	Expenses exclude the reduction for fees paid indirectly.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At December 31, 2011, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex Equities LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the year ended December 31, 2011, the Fund did not engage in derivative instruments and other hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2011, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2008 through 2010, and for the year ended December 31, 2011. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains, (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices
Equity Investments	$76,588,404	—
Short-Term Investments	18,014,247	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$94,602,651	—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Summary Schedule of Investments.

During the year ended December 31, 2011 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2011.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (continued)

principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact ASU No. 2011-04 may have and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

In December 2011, FASB Issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Investment Manager is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2011, Cornerstone earned $598,937 for investment management services.

Administration Agreement

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2011, purchases and sales of securities, other than short-term investments, were $39,211,729 and $23,103,820, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 14,370,683 shares outstanding at December 31, 2011. Transactions in common stock for the year ended December 31, 2011 were as follows:

Shares at beginning of year	8,511,413
Shares newly issued from rights offering	5,734,886
Shares newly issued in reinvestment of dividends and distributions	124,384
Shares at end of year	14,370,683

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, for the Fund were as follows:

Ordinary Income		Return-of-Capital
2011	2010	2011	2010
$1,082,449	$468,744	$12,048,205	$11,304,528

At December 31, 2011 the components of accumulated income on a tax basis, for the Fund were as follows:

Capital loss carryforward	$(3,719,685)
Net unrealized appreciation	9,002,794
Total distributable income	$5,283,109

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2011, the Fund decreased net investment loss by $497,333 and decreased paid in capital by $497,333. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund did not defer any losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $3,719,685 of which $3,284,976 expires in 2016, and $434,709 expires in 2017.

At December 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $85,599,857, $10,589,536, $(1,586,742) and $9,002,794, respectively.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Strategic Value Fund, Inc. (the “Fund”), including the summary schedule of investments as of December 31, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Strategic Value Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2012

2011 Tax Information (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) is providing this notice along with Form 1099-DIV to assist its stockholders in the preparation of their 2011 calendar year U.S. federal income tax returns. The $13,130,654 in dividends and distributions paid to stockholders in respect of such year, is represented by $1,082,449 of ordinary income, and $12,048,205 of return-of-capital.

As indicated in this notice, significant portions of the Fund’s distributions for 2011 were comprised of a return-of- capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)

Payment Dates:	1/31/11	2/28/11	3/31/11	4/29/11	5/31/11	6/30/11
Ordinary Income(1)	$0.0101	$0.0101	$0.0101	$0.0101	$0.0101	$0.0101
Return-of-Capital(2)	0.1177	0.1177	0.1177	0.1177	0.1177	0.1177
Total:	$0.1278	$0.1278	$0.1278	$0.1278	$0.1278	$0.1278

Payment Dates:	7/29/11	8/31/11	9/30/11	10/31/11	11/30/11	12/30/11
Ordinary Income(1)	$0.0101	$0.0101	$0.0101	$0.0101	$0.0101	$0.0101
Return-of-Capital(2)	0.1177	0.1177	0.1177	0.1177	0.1177	0.1177
Total:	$0.1278	$0.1278	$0.1278	$0.1278	$0.1278	$0.1278

(1)
Ordinary Income Dividend – This is the total per share amount of ordinary income dividends and short-tern capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2)
Return-of-capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through all (100%) of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign stockholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

Stockholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since	Number of Portfolios in Fund Complex Overseen by Directors
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Directors and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Total Return Fund, Inc.; President and Trustee of Cornerstone Progressive Return Fund.	1998	3
Edwin Meese III (Dec. 1931)	Director; Audit, Nominating and Corporate Governance Committee Member	Distinguished Fellow, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Senior Adviser, Revelation L.P.; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2001	3
Scott B. Rogers (July 1955)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry; and President, ABCCM Doctor's Medical Clinic; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000	3

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (continued)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since	Number of Portfolios in Fund Complex Overseen by Directors
Andrew A. Strauss (Nov. 1953)	Director; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A. Attorneys, Asheville and Hendersonville, NC; previous President of White Knight Healthcare, Inc. and LMV Leasing, Inc. a wholly owned subsidiary of Xerox Credit Corporation; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000	3
Glenn W. Wilcox, Sr. (Dec. 1931)	Director; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board, Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Total Return Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2000	3

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer
Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund.
			2004, 2008, 2009
Frank J. Maresca (Oct. 1958)	Treasurer	Executive Vice President of Ultimus Fund Solutions, LLC (since March 2009); previous Executive Director, JP Morgan Chase & Co. (since June 2008); previous President of Bear Stearns Funds Management, Inc.; previous Senior Managing Director of Bear Stearns & Co., Inc.; Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund (since May 2009).	2009

*	The mailing address of each Director and/or Officer with respect to the Fund’s operation is 350 Jericho Turnpike, Suite 206, Jericho, NY 11753.

**
Designates a director who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE Amex Equities LLC or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (888) 556-0422.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the “Fund”) voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Privacy Policy (unaudited)

FACTS	WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy (unaudited) (continued)

Reasons we can share your personal information	Does the Cornerstone Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (513) 326 -3597.

What we do
Who is providing this notice?	Cornerstone Strategic Value Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

• open an account
• provide account information
• give us your contact information
• make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates, so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Amex Equities LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE Amex Equities LLC (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation “Cornerstone Strat Value (CLM)” and on the Barron’s website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

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Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $18,500 and $18,500 with respect to the registrant's fiscal years ended December 31, 2011 and 2010, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,900 and $3,900 with respect to the registrant's fiscal years ended December 31, 2011 and 2010, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)
All Other Fees. $1,500 in fees was billed in with respect to the registrant's fiscal year ended December 31, 2011 related to the review of the registrant’s rights offering registration.  No amounts were billed with respect to the registrant's fiscal year ended December 31, 2010.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2011 and 2010, aggregate non-audit fees of $5,400 and $3,900, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese, III,  Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011

Description	No. of Shares	Value
EQUITY SECURITIES - 86.92%
CLOSED-END FUNDS - 30.57%
CONVERTIBLE SECURITIES - 0.54%
Advent/Claymore Global Convertible Securities and Income Fund	59,400	$374,220
AGIC Equity & Convertible Income Fund	6,400	99,840
		474,060
CORE - 0.31%
Advent/Claymore Enhanced Growth & Income Fund	3,500	31,430
General American Investors Company, Inc.	9,800	244,118
		275,548
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 2.30%
AllianceBernstein Income Fund	155,160	1,252,141
Federated Enhanced Treasury Income Fund	47,044	675,081
Western Asset/Claymore Inflation-Linked Securities & Income Fund	8,016	101,322
		2,028,544
DEVELOPED MARKET - 0.38%
Japan Smaller Capitalization Fund, Inc.	47,175	338,717

EMERGING MARKETS - 0.19%
First Trust/Aberdeen Emerging Opportunity Fund	3,800	67,716
Morgan Stanley India Investment Fund, Inc.	7,100	99,471
		167,187
FLEXIBLE INCOME - 0.50%
Zweig Total Return Fund, Inc. (The)	145,657	441,341

GENERAL BOND - 0.35%
BlackRock Build America Bond Trust	14,578	311,240

GLOBAL - 0.48%
Clough Global Allocation Fund	4,400	56,100
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	12,112	205,904
First Trust Active Dividend Income Fund (The)	19,600	164,248
		426,252
GLOBAL INCOME - 0.17%
Nuveen Multi-Currency Short-Term Government Income Fund	12,167	147,342

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
LOAN PARTICIPATION - 1.26%
BlackRock Diversified Income Strategies Fund, Inc.	19,529	$185,526
BlackRock Floating Rate Income Trust	17,163	231,186
Eaton Vance Floating-Rate Income Trust	11,500	163,645
Eaton Vance Senior Floating-Rate Trust	9,641	138,638
Invesco Van Kampen Dynamic Credit Opportunities Fund	19,700	208,229
Invesco Van Kampen Senior Income Trust	41,927	179,448
		1,106,672
OPTION ARBITRAGE/OPTIONS STRATEGIES - 21.43%
BlackRock Enhanced Capital & Income Fund, Inc.	52,048	640,190
BlackRock Enhanced Equity Dividend Trust	127,740	903,122
BlackRock International Growth & Income Trust	105,800	757,528
Cohen & Steers Global Income Builder, Inc.	21,400	199,020
Eaton Vance Enhanced Equity Income Fund	102,000	1,038,360
Eaton Vance Enhanced Equity Income Fund II	152,300	1,554,983
Eaton Vance Risk-Managed Diversified Equity Income Fund	254,748	2,662,117
Eaton Vance Tax-Managed Buy-Write Income Fund	74,563	957,389
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	95,600	1,120,432
Eaton Vance Tax-Managed Diversified Equity Income Fund	334,608	2,967,973
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	106,866	1,098,582
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	413,226	3,409,115
ING Global Equity Dividend and Premium Opportunity Fund	82,389	711,841
Madison Strategic Sector Premium Fund	7,612	80,992
Nuveen Equity Premium Advantage Fund	10,442	119,665
Nuveen Equity Premium and Growth Fund	15,100	182,257
Nuveen Equity Premium Income Fund	17,200	192,296
Nuveen Equity Premium Opportunity Fund	24,800	283,216
		18,879,078
PACIFIC EX JAPAN - 1.00%
Morgan Stanley China A Share Fund, Inc.	45,347	877,464

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
SECTOR EQUITY - 1.66%
BlackRock EcoSolutions Investment Trust	63,511	$496,656
BlackRock Real Asset Equity Trust	43,333	462,363
Evergreen Utilities and High Income Fund	15,020	167,773
Gabelli Healthcare & WellnessRx Trust (The) *	7,321	52,272
ING Risk Managed Natural Resources Fund	24,976	284,726
		1,463,790

TOTAL CLOSED-END FUNDS		26,937,235

CONSUMER DISCRETIONARY - 6.20%
CBS Corporation - Class B	5,000	135,700
Comcast Corporation - Class A	20,655	489,730
DIRECTV Group, Inc. (The) - Class A *	7,000	299,320
Family Dollar Stores, Inc.	2,000	115,320
Home Depot, Inc. (The)	12,600	529,704
Kohl's Corporation	3,000	148,050
McDonald's Corporation	11,400	1,143,762
Starbucks Corporation	2,800	128,828
Target Corporation	8,800	450,736
Time Warner Cable, Inc.	1,966	124,979
Time Warner, Inc.	7,900	285,506
TJX Companies, Inc. (The)	7,000	451,850
Viacom, Inc. - Class B	5,450	247,484
Walt Disney Company (The)	10,200	382,500
Yum! Brands, Inc.	9,000	531,090
		5,464,559
CONSUMER STAPLES - 6.95%
Altria Group, Inc.	20,800	616,720
Coca-Cola Company (The)	13,500	944,595
Costco Wholesale Corporation	2,500	208,300
CVS Caremark Corporation	10,430	425,335
Estee Lauder Companies, Inc. (The) - Class A	2,000	224,640
General Mills, Inc.	5,000	202,050
PepsiCo, Inc.	5,600	371,560
Philip Morris International, Inc.	13,400	1,051,632
Sysco Corporation	10,300	302,099
Wal-Mart Stores, Inc.	29,700	1,774,872
		6,121,803
ENERGY - 8.40%
Apache Corporation	3,000	271,740
Chevron Corporation	15,732	1,673,885
ConocoPhillips	14,974	1,091,156

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
ENERGY (Continued)
Exxon Mobil Corporation	36,936	$3,130,695
Halliburton Company	7,000	241,570
Marathon Oil Corporation	5,000	146,350
Noble Energy, Inc.	1,500	141,585
Occidental Petroleum Corporation	5,800	543,460
Williams Companies, Inc.	5,000	165,100
		7,405,541
FINANCIALS - 5.21%
AFLAC, Inc.	5,500	237,930
American Express Company	6,400	301,888
Capital One Financial Corporation	4,500	190,305
Discover Financial Services	3,000	72,000
Fifth Third Bancorp	7,000	89,040
Franklin Resources, Inc.	1,500	144,090
JPMorgan Chase & Co.	30,132	1,001,889
Marsh & McLennan Companies, Inc.	10,000	316,200
Morgan Stanley	12,000	181,560
PNC Financial Services Group, Inc.	7,600	438,292
Prudential Financial, Inc.	2,000	100,240
U.S. Bancorp	14,401	389,547
Wells Fargo & Company	40,800	1,124,448
		4,587,429
HEALTH CARE - 6.41%
Abbott Laboratories	13,200	742,236
Aetna, Inc.	5,000	210,950
Amgen, Inc.	7,800	500,838
Becton, Dickinson and Company	3,900	291,408
Biogen Idec, Inc. *	4,000	440,200
Bristol-Myers Squibb Company	19,000	669,560
Cardinal Health, Inc.	7,950	322,849
Covidien Plc	4,099	184,496
Gilead Sciences, Inc. *	9,500	388,835
McKesson Corporation	1,800	140,238
Medco Health Solutions, Inc. *	4,000	223,600
Merck & Company, Inc.	22,267	839,466
Thermo Fisher Scientific, Inc. *	3,000	134,910
UnitedHealth Group, Inc.	11,000	557,480
		5,647,066
INDUSTRIALS - 4.98%
Caterpillar Inc.	5,300	480,180
CSX Corporation	10,500	221,130
Cummins, Inc.	2,000	176,040
Deere & Company	6,500	502,775

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
INDUSTRIALS (Continued)
Emerson Electric Company	6,000	$279,540
FedEx Corporation	3,000	250,530
General Dynamics Corporation	3,200	212,512
Honeywell International Inc.	5,000	271,750
Illinois Tool Works, Inc.	2,500	116,775
Lockheed Martin Corporation	3,000	242,700
Norfolk Southern Corporation	3,000	218,580
Northrop Grumman Corporation	3,000	175,440
Raytheon Company	3,500	169,330
Union Pacific Corporation	4,000	423,760
United Parcel Service, Inc. - Class B	4,100	300,079
United Technologies Corporation	3,000	219,270
Waste Management, Inc.	3,800	124,298
		4,384,689
INFORMATION TECHNOLOGY - 12.10%
Apple, Inc. *	7,900	3,199,500
Dell Inc. *	15,000	219,450
Google, Inc. - Class A *	2,500	1,614,750
Intel Corporation	39,500	957,875
International Business Machines Corporation	8,100	1,489,428
Microsoft Corporation	87,800	2,279,288
Oracle Corporation	35,272	904,727
		10,665,018
MATERIALS - 1.64%
Air Products & Chemicals, Inc.	2,000	170,380
E.I. Du Pont de Nemours & Company	9,500	434,910
International Paper Company	4,000	118,400
Newmont Mining Corporation	4,000	240,040
Praxair, Inc.	4,500	481,050
		1,444,780
REAL ESTATE INVESTMENT TRUST - 0.00%
Simon Property Group, Inc.	14	1,805

TELECOMMUNICATION SERVICES - 2.53%
AT&T, Inc.	47,039	1,422,459
Verizon Communications, Inc.	20,000	802,400
		2,224,859
UTILITIES - 1.93%
American Electric Power Company, Inc.	3,500	144,585
Duke Energy Corporation	15,800	347,600
Exelon Corporation	3,000	130,110
FirstEnergy Corporation	3,000	132,900
NextEra Energy, Inc.	4,000	243,520

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
UTILITIES (Continued)
Progress Energy, Inc.	3,000	$168,060
Public Service Enterprises Group, Inc.	4,500	148,545
Southern Company (The)	6,000	277,740
Xcel Energy, Inc.	4,000	110,560
		1,703,620

TOTAL EQUITY SECURITIES (cost - $67,585,449)		76,588,404

SHORT-TERM INVESTMENT - 20.45%
MONEY MARKET FUND - 20.45%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $18,014,247)	18,014,247	18,014,247

TOTAL INVESTMENTS - 107.37% (cost - $85,599,696)		94,602,651

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.37)%		(6,491,892)

NET ASSETS - 100.00%		$88,110,759

* Non-income producing security.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Strategic Value Fund, Inc. (the “Fund”), including the summary schedule of investments as of December 31, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Strategic Value Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2011 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund’s management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2012

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw and is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2001. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc.

(a)(2) Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc. As of December 31, 2011, net assets of Cornerstone Progressive Return Fund were $78.434,632 and net assets of Cornerstone Total Return Fund, Inc. were $36,003,882. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by the portfolio manager as of December 31, 2011 is as follows: Ralph W. Bradshaw: $50,001 - $100,000

(b) Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2012

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	February 24, 2012

* Print the name and title of each signing officer under his or her signature.